Loss before income tax - Summary of Product Sales Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales, net	$ 115,153	$ 11,263	$ 0
Ryoncil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales, net	$ 115,153	$ 11,263	$ 0